SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Accumulated Other Comprehensive Losses (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Foreign currency translation adjustments	$ 49,804	$ 25,460
Unrealized losses on investment securities	0	1,150
Accumulated other comprehensive losses	$ 49,804	$ 26,610